		BMW Vehicle Lease Trust 2009-1

Collection Period Ending:	07/31/09
Previous Payment Date:	07/15/09
Current Payment Date:	08/17/09		Accrued Interest Days (30/360):			30
			Accrued Interest Days (act/360):			33

Balances

		Initial	Beginning of Period	End of Period
Securitization Value		$ 2,631,580,519.24	$ 2,548,569,212.22	$ 2,513,023,238.97
Reserve Fund		$ 13,157,902.60	$ 13,157,902.60	$ 13,157,902.60

Notes
Class A-1 Notes		$ 347,000,000.00	$ 248,480,646.31	$ 199,567,015.13
Class A-2 Notes		600,000,000.00	600,000,000.00	600,000,000.00
Class A-3 Notes		933,000,000.00	933,000,000.00	933,000,000.00
Class A-4 Notes		120,000,000.00	120,000,000.00	120,000,000.00
		$ 2,000,000,000.00	$ 1,901,480,646.31	$ 1,852,567,015.13

Overcollateralization		$ 631,580,519.24		$ 660,456,223.85

Current Collection Period

Beginning Securitization Value		$ 2,548,569,212.22
Principal Reduction Amount		35,545,973.25
Ending Securitization Value		$ 2,513,023,238.97

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)		$ 1,901,480,646.31
Aggregate Securitization Value (End of Period)		$ 2,513,023,238.97
First Priority Principal Distribution Amount		-

Targeted Note Balance		$ 1,802,496,498.78
Target Overcollateralization Amount		$ 710,526,740.19
Target Overcollateralization Percentage		27.00%

Determination of Available Funds
Collections
	Monthly Payments (net of Daily Advance Reimbursements)	$ 48,732,654.72
Reallocation Payments		0.00
Sale Proceeds		879,742.87
Termination Proceeds		4,232,189.29
Recovery Proceeds		20,219.69
Total Collections		53,864,806.57
Advances
Monthly Payment Advance		4,038,585.72
Sales Proceeds Advance		0.00
Total Advances		4,038,585.72
Optional Purchase Price		0.00
Net Investment Earnings on SUBI Collection Account		37,956.35
Total Available Funds		$ 57,941,348.64

Collection Account

Total Available Funds		$ 57,941,348.64
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement		3,074,965.05
Servicing Fees		2,123,807.68
Note Distribution Account (Interest Due)		3,828,944.73
Note Distribution Account (First Priority Principal Distribution Amount)		0.00
Reserve Fund Deposit		0.00
Note Distribution Account (Regular Principal Distribution Amount)		48,913,631.19
Trustee Fees and Expenses not paid by Servicer		0.00
Certificate Distribution Account (any remaining payments)		0.00
Total Distributions from SUBI Collection Account		$ 57,941,348.64

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advances		$ 3,551,135.05
Current Period Monthly Payment Advance		4,038,585.72
Current Period Sales Proceeds Advance		-
Current Reimbursement of Previous Servicer Advance		3,074,965.05
Ending Period Unreimbursed Previous Servicer Advances		$ 4,514,755.67

Note Distribution Account

Amount Deposited from the Collection Account		$ 52,742,575.91
Amount Deposited from the Reserve Fund		0.00
Amount Paid to Noteholders		$ 52,742,575.91

Distributions

Priority Principal
Aggregate Outstanding Note Principal		$ 1,901,480,646.31

Monthly Principal Distributable Amount		First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes		-	$ 48,913,631.19	$ 48,913,631.19	$ 199,567,015.13	141	0.58
Class A-2 Notes		-	-	-	600,000,000.00	-	1.00
Class A-3 Notes		-	-	-	933,000,000.00	-	1.00
Class A-4 Notes		-	-	-	120,000,000.00	-	1.00
		-	$ 48,913,631.19	$ 48,913,631.19	$ 1,852,567,015.13

Interest Distributable Amount				Interest Rate	Current Payment	Per $1,000
Class A-1 Notes				0.79210%	$ 180,419.73	0.52
Class A-2 Notes				2.04000%	1,020,000.00	1.70
Class A-3 Notes				2.91000%	2,262,525.00	2.43
Class A-4 Notes				3.66000%	366,000.00	3.05
					$ 3,828,944.73

Determination of Available Funds Shortfall Amount

Total Available Funds		$ 57,941,348.64
Payment Date Advance Reimbursement		3,074,965.05
Servicing Fees		2,123,807.68
Note Distribution Account (Interest Due)		3,828,944.73
Note Distribution Account (First Priority Principal Distribution Amount)		-
Total Distributions		$ 9,027,717.45
Available Funds Shortfall Amount		-

Carryover Shortfalls

		Prior Period Carryover	Current Payment	Current Period Carryover
Class A-1 Interest Carryover Shortfall		-	-	-
Class A-2 Interest Carryover Shortfall		-	-	-
Class A-3 Interest Carryover Shortfall		-	-	-
Class A-4 Interest Carryover Shortfall		-	-	-

Reserve Fund

Beginning Period Required Amount		$ 13,157,902.60
Beginning Period Amount		13,157,902.60
Current Period Deposit		-
Net Investment Earnings		3,902.32
Reserve Fund Draw Amount		3,902.32
Release to Cerfiticate Holder		-
Ending Period Required Amount		13,157,902.60
Ending Period Amount		$ 13,157,902.60

Pool Characteristics
		Initial	End of Period
Number of Specified Leases		70,854	70,394
Weighted Average Remaining Term		24.49	21.82
Weighted Average Original Term		34.06	34.12
Weighted Average Seasoning		9.57	12.30

		Units	Securitization Value
Early Terminations		144	$ 5,449,858.11
Scheduled Terminations		-	-

		Beginning	Current Period	Cumulative
Credit Losses		$ 12,719.97	$ 148,575.33	$ 161,295.30

Residual Value Losses		Beginning	Current Period	Cumulative
Sales and Termination Proceeds		$ 5,675,755.90	$ 3,504,899.94	$ 9,180,655.84
ALG Residual Values		4,791,080.75	2,699,975.12	7,491,055.87
Residual Value Loss / (Gain)		$ (884,675.15)	$ (804,924.82)	$ (1,689,599.97)

Delinquencies		Units	Securitization Value	Percentage
31-60 Days Delinquent		356	$ 13,764,422.61	0.55%
61-90 Days Delinquent		77	3,323,360.98	0.13%
Over 90 Days Delinquent		28	1,405,275.56	0.06%
Total 30+ Day Delinquent		461	$ 18,493,059.15	0.74%